PROVISIONS	12 Months Ended
Jun. 30, 2018
Disclosure of other provisions [abstract]
PROVISIONS
8.	PROVISIONS

	Years Ended June 30,
	2018	2017

Current
Annual leave (1)	266,487	298,508
Long service leave (1)(2)	322,206	399,530

Total	588,693	698,038

Non-Current
Long service leave (2)	916	440

A provision has been recognized for employee entitlements relating to long service leave. In calculating the present value of future cash flows in respect of long service leave, the probability of long service leave being taken is based on historical data. The measurement and recognition criteria relating to employee benefits have been included in Note 1 to this report.

(1) Movements in provisions

Movements in each class of provision during the financial year are set out below:

	Years Ended June 30,
	2018	2017
Annual leave
Carrying amount at start of year	298,508	288,122
Charged/(credited) to profit or loss
-additional provisions recognized	261,354	134,198
Amounts used during the year	(293,375)	(123,812)
Carrying amount at end of year	266,487	298,508

Long service leave
Carrying amount at start of year	399,970	321,119
Charged/(credited) to profit or loss	(103,363)
-additional provisions recognized	26,515	78,851
Carrying amount at end of year	323,122	399,970

TOTAL	589,609	698,478

(2) Amounts not expected to be settled within the next 12 months

The current provision for long service leave includes all unconditional entitlements where employees have completed the required period of service and also those where employees are entitled to pro-rata payments in certain circumstances.

The entire amount is presented as current, since the Company does not have an unconditional right to defer settlement. However, based on past experience, the Company does not expect all employees to take the full amount of accrued long service leave or require payment within the next 12 months. The following amounts reflect leave that is not expected to be taken or paid within the next 12 months.

	Years Ended June 30,
	2018	2017

Long service leave obligation expected to be settled after 12 months	916	197,940